Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 1,734	$ 976	$ 332
Charged to Operating expenses	216	884	798
Amount written-off or used	(138)	(126)	(154)
Balance at end of period	$ 1,812	$ 1,734	$ 976